LOSS PER SHARE (Schedule of Basic Loss Per Share) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [line items]
Weighted number of shares	[1]	41,210,184	40,433,303	28,158,779
Loss attributable to equity holders of the Company		$ (26,638)	$ (27,793)	$ (23,374)

[1]	To compute diluted loss per share, potential ordinary shares have not been taken into account due to their anti-dilutive effect: 4,081,524 options to employees under share-based payment plans